BORROWINGS (Details) In Thousands, unless otherwise specified									1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 MTS International Notes due 2020 USD ($)	Dec. 31, 2010 MTS International Notes due 2020 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2020 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2020 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2016 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2016 USD ($)	May 31, 2011 MTS OJSC Notes due 2014 USD ($)	May 31, 2011 MTS OJSC Notes due 2014 RUB	Dec. 31, 2011 MTS OJSC Notes due 2014 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2014 USD ($)	Dec. 31, 2011 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2010 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2017 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2017 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2018 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2018 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2015 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2015 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2013 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2013 USD ($)
Notes
Interest rate (as a percent)			8.625%	8.625%	8.15%	8.15%	14.25%	14.25%			7.60%	16.75%	8.00%	8.00%	8.70%	8.70%	8.00%	8.00%	7.75%	7.75%	7.00%	7.00%
Plus: unamortized premium	$ 608
Less: unamortized discount	(15)	(202)
Total notes	3,361,882	3,322,852	750,000	750,000	465,895	492,176	465,895	492,176			422,988	492,176	400,000	400,000	310,597	328,117	298,499	315,337	234,097	39,823	13,318	13,249
Less: current portion	(865,880)	(492,176)
Total notes, long-term	2,496,002	2,830,676
Repurchase of MTS OJSC Notes									39,300	1,100,000
% of par			107.33%		96.90%		103.60%				97.55%		100.50%		96.15%		101.50%		97.50%		95.00%
Fair value	$ 3,396,274		$ 804,975		$ 451,452		$ 482,667				$ 412,625		$ 402,000		$ 298,639		$ 303,019		$ 228,245		$ 12,652